Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUE
Capital market solutions services income			$ 74,305
Digital solutions and other services income	3,396	13,469	23,440
Fashion, arts and luxury media advertising and marketing services income (including income generated from related parties	18,859	14,474	7,620
Hotel operations, hospitality and VIP services income	23,132	10,301
Dividend income and gain from disposed financial assets at fair value through profit or loss and settled derivative financial assets	8,681	133,569	28,518
Net fair value changes on financial assets at fair value through profit or loss (except fair value changes on derivative financial assets and gain from disposed financial assets at fair value through profit or loss and settled derivative financial assets)	26,389	(40,899)	(20,609)
Net fair value changes on derivative financial assets			61,897
Revenue	80,457	130,914	175,171
Other income	18,931	22,942	18,063
Other gain	24,757	68,797	19,598
Impairment losses under expected credit loss model on financial assets		(4,988)	(501)
Other operating expenses	(39,473)	(29,351)	(22,801)
Staff costs	(15,471)	(20,083)	(16,504)
Finance costs	(13,425)	(8,199)	(859)
Share of losses of joint ventures	(559)	(2,335)
Net fair value changes on derivative financial liability			1,704
PROFIT BEFORE TAX	55,217	157,697	173,871
Income tax expense	(1,639)	(4,314)	(13,405)
PROFIT FOR THE YEAR	53,578	153,383	160,466
Owners of the parent:
- Ordinary shareholders	46,727	134,436	141,733
- Holders of perpetual securities	4,312	8,558	15,702
Non-controlling interests	2,539	10,389	3,031
EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
PROFIT FOR THE YEAR	53,578	153,383	160,466
OTHER COMPREHENSIVE INCOME
Exchange differences on translation of foreign operations	(2,415)	(2,382)	213
Share of other comprehensive income (expense) of joint ventures	1,842	(306)
Cumulative exchange differences reclassified to profit or loss upon disposal of foreign operations		2,695	16
Exchange differences on translation from functional currency to presentation currency	7,984	(489)	2,103
OTHER COMPREHENSIVE INCOME FOR THE YEAR	7,411	(482)	2,332
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	60,989	152,901	162,798
Owners of the parent:
- Ordinary shareholders	54,204	134,116	144,254
- Holders of perpetual securities	4,312	8,558	15,702
Non-controlling interests	2,473	10,227	2,842
Total comprehensive income for the period	$ 60,989	$ 152,901	$ 162,798
Class A Ordinary Shares
EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic (in Dollars per share)	$ 0.12	$ 0.37	$ 0.47
Diluted (in Dollars per share)			0.47
Class B Ordinary Shares
EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic (in Dollars per share)	0.12	0.37	0.47
Diluted (in Dollars per share)			$ 0.47